Share-based Compensation Plans - Schedule of Performance-based plans (Details) - Performance-based Awards - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Target PSAs granted (in shares)	467	564	548
Fair value (in dollars per share)	$ 165	$ 134	$ 114
Number of shares that would be issued based on current performance levels (in shares)	453	818	1,057
Unamortized expense, based on current performance levels	$ 50	$ 34	$ 0